Financial Instruments (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2009
Fair Value of Financial Instruments
Money market funds		$ 226,509,000	$ 208,931,000	$ 226,509,000
Impairment charge			68,891,000
Accumulated impairment loss			68,900,000
Investment impairment			281,548,000	128,554,000
Quoted stock price (in dollars per share)	$ 1.37
CRIC
Fair Value of Financial Instruments
Investment impairment	230,300,000	128,600,000	230,258,000	128,554,000
Quoted stock price (in dollars per share)	$ 4.92	$ 9.60	$ 4.05	$ 9.60	$ 12.00
MVAS segment
Fair Value of Financial Instruments
Impairment charge	68,900,000		68,891,000
Accumulated impairment loss			68,900,000
Financial instruments measured on a recurring basis | Total
Fair Value of Financial Instruments
Money market funds		226,509,000	208,931,000	226,509,000
Bank time deposits		437,309,000	285,622,000	437,309,000
Available-for-sale securities		2,368,000	63,864,000	2,368,000
Total		666,186,000	558,417,000	666,186,000
Financial instruments measured on a recurring basis | Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value of Financial Instruments
Money market funds		226,509,000	208,931,000	226,509,000
Available-for-sale securities		2,368,000	63,864,000	2,368,000
Total		228,877,000	272,795,000	228,877,000
Financial instruments measured on a recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value of Financial Instruments
Bank time deposits		437,309,000	285,622,000	437,309,000
Total		$ 437,309,000	$ 285,622,000	$ 437,309,000